Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Change in valuation allowance	$ 6,912	$ 6,104
State Jurisdiction [Member]
Income Tax Examination [Line Items]
Net operating loss carryforwards		34,173
US Federal [Member]
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 54,837